Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments

11. Investments

The following is a summary of our investments and the related funding commitments (in millions):

	June 30, 2013		December 31,
		Funding	2012
	Assets	Commitments	Assets
Chem-Mod LLC	$4.0	$—	$4.0
Chem-Mod International LLC	2.0	—	2.0
C-Quest Technology LLC	—	—	—
Clean-coal investments
Non-controlling interest in four limited liability companies that own nine 2009 Era Clean Coal Plants	8.5	2.0	2.8
Controlling interest in two limited liability companies that own five 2009 Era Clean Coal Plants	5.5	2.0	6.3
Non-controlling interest in six limited liability companies that own five 2011 Era Clean Coal Plants	12.5	—	13.2
Controlling interest in four limited liability companies that own four 2011 Era Clean Coal Plants	25.8	5.2	9.2
Controlling interest in a limited liability company that owns six 2011 Era Clean Coal Plants	3.7	4.6	5.1
Notes receivable and interest from co-investor related to the sales of three 2009 Era Plants	—	—	8.5
Other investments	3.5	5.9	3.0

Total investments	$65.5	$19.7	$54.1

Chem-Mod LLC - At June 30, 2013, we held a 46.54% controlling interest in Chem-Mod LLC. Chem-Mod LLC possesses the exclusive marketing rights in the U.S. and Canada, for technologies used to reduce emissions created during the combustion of coal. The refined coal production plants discussed below, as well as those owned by other unrelated parties, license and use Chem-Mod’s proprietary technologies, The Chem-Mod™ Solution, in the production of refined coal. The Chem-Mod™ Solution uses a dual injection sorbent system to reduce mercury, sulfur dioxide and other emissions at coal-fired power plants.

We believe that the application of The Chem-Mod™ Solution qualifies for refined coal tax credits under IRC Section 45 when used with refined coal production plants placed in service by December 31, 2011 or 2009. Chem-Mod has been marketing its technologies principally to coal-fired power plants owned by utility companies, including those utilities that are operating with the IRC Section 45 refined coal production plants in which we hold an investment.

Chem-Mod is determined to be a variable interest entity (which we refer to as a VIE). We are the controlling manager of Chem-Mod and therefore consolidate its operations into our consolidated financial statements. At June 30, 2013, total assets and total liabilities of this VIE included in our consolidated balance sheet were $6.8 million and $2.5 million, respectively. For the six-month period ended June 30, 2013, total revenues and expenses were $18.8 million and $10.5 million (including non-controlling interest of $9.6 million), respectively. We are under no obligation to fund Chem-Mod’s operations in the future.

Chem-Mod International LLC - At June 30, 2013, we held a 31.52% non- controlling interest in Chem-Mod International LLC. Chem-Mod International LLC has the rights to market The Chem-Mod™ Solution in countries other than the U.S. and Canada. Such marketing activity has been limited to date.

C-Quest Technology LLC - At June 30, 2013, we held a non-controlling 8% interest in C-Quest’s global operation. C-Quest possesses rights, information and technology for the reduction of carbon dioxide emissions created by burning fossil fuels. Thus far, C-Quest’s operations have been limited to laboratory testing. C-Quest is determined to be a VIE, but due to our lack of control over the operation of C-Quest, we do not consolidate this investment into our consolidated financial statements. We also have options to acquire an additional 19% interest in C-Quest’s global operations for $9.5 million at any time on or prior to August 1, 2013.

Clean Coal Investments -

•

We have investments in limited liability companies that own 29 refined coal production plants which produce refined coal using propriety technologies owned by Chem-Mod. We believe the production and sale of refined coal at these plants is qualified to receive refined coal tax credits under IRC Section 45. The fourteen plants which were placed in service prior to December 31, 2009 (which we refer to as the 2009 Era Plants) can receive tax credits through 2019 and the fifteen plants which were placed in service prior to December 31, 2011 (which we refer to as the 2011 Era Plants) can receive tax credits through 2021.

•

On March 1, 2013, we purchased an additional ownership interest in twelve of the 2009 Era Plants from one of the co-investors. For nine of the plants, our ownership went from 24.5% to 49.5%. Our investment in these plants had been accounted for under the equity method of accounting and will continue to be accounted for under the equity method. For three of the plants, our ownership went from 25.0% to 60.0%. Our investment in these plants had been accounted for under the equity method of accounting. As of March 1, 2013, we consolidated the operations of the limited liability company that owns these three plants. Total revenues and expenses recorded in our unaudited consolidated statement of earnings for the six-month period ended June 30, 2013 related to acquisition were $25.4 million and $27.0 million, respectively.

•

Our purchase price for the additional ownership interests in these twelve plants was the assumption of the promissory note that we received as consideration for the co-investor’s purchase of ownership interests in three of the 2009 Era Plants on March 1, 2010, which had a carrying value, including accrued interest, of $8.0 million at March 1, 2013, plus the payment of cash and other consideration of $5.0 million. We recognized a gain of $9.6 million, which included the increase in fair value of our prior 25% equity interest in the limited liability company upon the acquisition of the additional 35% equity interest, and recorded $26.3 million of fixed and other amortizable intangible assets and $5.0 million of other assets in connection with this transaction. The carrying value of our prior non-controlling interest in the limited liability company was $4.8 million as of the acquisition date. The fair value of our prior non-controlling interest in the limited liability company was determined by allocating, on a pro rata basis, the fair value of the limited liability company as adjusted for our lack of control in our prior ownership position. We determined the fair value of the limited liability company based on provisional estimates of fair value using similar valuation techniques to those discussed in Note 3 to these unaudited consolidated financial statements.

•	As of June 30, 2013:

•	Twenty-three of the plants have long-term production contracts.

•	The remaining six plants are in various stages of seeking and negotiating long-term production contracts, permitting and construction of permanent deployment facilities.

•

We have a non-controlling, minority interest in fourteen plants. We also have agreements in principle with co-investors for the sale of majority ownership interests in six additional plants. We may sell ownership interests in some or all of the remaining plants to co-investors.

•

Twelve of the 2009 Era Plants and nine of the 2011 Era Plants are owned by limited liability companies, which we have determined to be VIEs, for which we are not the primary beneficiary. At June 30, 2013, total assets and total liabilities of these VIEs were $89.6 million and $45.9 million, respectively. For the six-month period ended June 30, 2013, total revenues and expenses of these VIEs were $152.6 million and $174.8 million, respectively.

•

In all limited liability companies where we are a non-controlling, minority investor, the membership agreements for the operations of each of these entities contain provisions that preclude an individual member from being able to make major decisions that would denote control. As of the date we became a non-controlling, minority investor, we deconsolidated these entities and subsequently accounted for the investments using equity method accounting.

•

For all plants that are not under long-term production contracts, we estimate that we will invest, on average, an additional $5.0 million per plant to connect and house each of them. For those plants that will have majority ownership co-investors, the average additional investment will be $2.5 million. We plan to sell majority ownership interests in such plants to co-investors and relinquish control of the plants, thereby becoming a non-controlling, minority investor.

•

We are currently committed to fund an additional $13.8 million under engineering and construction contracts related to moving, connecting and housing the refined coal plants that we plan to redeploy during the remainder of 2013. Subsequent to 2013, we estimate that we will invest an additional $30.0 million to $35.0 million to redeploy the remainder of the refined coal plants before co-investor contributions. Each investor funds its portion of the on-going operations of the limited liability companies in proportion to its investment ownership percentage. Other than our portion of the on-going operational funding, there are no additional amounts that we are committed to related to fund these investments.

•

We are aware that some of the coal-fired power plants that purchase the refined coal are considering changing to burning natural gas or shutting down completely for economic reasons. We and our partners are prepared to move the refined coal productions plants to other, generally higher volume, coal-fired power plants. If these potential situations were to occur, we estimate those plants will not operate for 12 to18 months during their movement and redeployment.

•

Until March 1, 2013, we had a promissory note from a co-investor that was received as part of the consideration for the March 1, 2010 sale of ownership interests in three of the 2009 Era Plants. This note was assumed by us as part of our purchase of additional ownership interests in twelve of the 2009 Era Plants as described above.

Other Investments - At June 30, 2013, we owned a non-controlling, minority interest in five venture capital funds totaling $3.0 million, a 20% non-controlling interest in an investment management company totaling $0.5 million, twelve certified low-income housing developments with zero carrying value and two real estate entities with zero carrying value. The low-income housing developments and real estate entities have been determined to be VIEs, but are not required to be consolidated due to our lack of control over their respective operations. At June 30, 2013, total assets and total debt of these VIEs were approximately $60.0 million and $20.0 million, respectively.

12.	Investments

The following is a summary of our investments and the related funding commitments (in millions):

	December 31, 2012		December 31,
	Assets	Funding Commitments	2011 Assets
Chem-Mod LLC	$4.0	$—	$—
Chem-Mod International LLC	2.0		—
C-Quest Technology LLC	—	—	—
Clean coal investments:
Non-controlling interest in five limited liability companiesthat own twelve 2009 Era Clean Coal Plants	7.8	0.4	8.9
Controlling interest in a limited liability company that owns two 2009 Era Clean Coal Plants	1.3	—	1.5
Non-controlling interest in six limited liability companies that own five 2011 Era Clean Coal Plants	13.2	—	—
Controlling interest in a limited liability company that owns ten 2011 Era Clean Coal Plants	14.3	3.9	33.4
Notes receivable and interest from co-investorrelated to the sales of three 2009 Era Plants	8.5	—	8.0
Other investments	3.0	2.9	2.0

Total investments	$54.1	$7.2	$53.8

Chem-Mod LLC - We had a 42% controlling interest in Chem-Mod LLC through October 31, 2012. On November 1, 2012, we purchased an additional 4.54% ownership interest from a previous owner, for a total controlling interest of 46.54% at December 31, 2012. Chem-Mod LLC possesses the exclusive marketing rights in the United States and Canada, for technologies used to reduce emissions created during the combustion of coal. The refined coal production plants discussed below, as well as those owned by other unrelated parties, license and use Chem-Mod’s proprietary technologies, The Chem-Mod™ Solution, in the production of refined coal. The Chem-Mod™ Solution uses a dual injection sorbent system to reduce mercury, sulfur dioxide and other emissions at coal-fired power plants.

We believe that the application of The Chem-Mod™ Solution qualifies for refined coal tax credits under IRC Section 45 when used with refined coal production plants placed in service by December 31, 2011. Chem-Mod has been marketing its technologies principally to coal-fired power plants owned by utility companies, including those utilities that are operating with the IRC Section 45 refined coal production plants in which we hold an investment.

Chem-Mod is determined to be a variable interest entity (which we refer to as a VIE). We are the controlling manager of Chem-Mod and therefore consolidate its operations into our consolidated financial statements. At December 31, 2012, total assets and total liabilities of this VIE included in our consolidated balance sheet were $13.0 million and $1.5 million, respectively. For 2012, total revenues and expenses were $27.6 million and $16.5 million (including non-controlling interest of $14.8 million), respectively. We are under no obligation to fund Chem-Mod’s operations in the future.

Chem-Mod International LLC - On December 31, 2012, we purchased an additional 11.52% ownership interest in Chem-Mod International LLC directly from another shareholder, which increased our total non-controlling interest to 31.52%. Chem-Mod International LLC has the rights to market The Chem-Mod™ Solution in countries other than the United States and Canada. Such marketing activity has been limited to date.

C-Quest Technology LLC - At December 31, 2012, we held a non-controlling 8% interest in C-Quest’s global operation. C-Quest possesses rights, information and technology for the reduction of carbon dioxide emissions created by burning fossil fuels. Thus far, C-Quest’s operations have been limited to laboratory testing. C-Quest has been determined to be a VIE, but due to our lack of control over the operation of C-Quest, we do not consolidate this investment into our consolidated financial statements. We also have options to acquire an additional 19% interest in C-Quest’s global operations for $9.5 million at any time on or prior to August 1, 2013.

Clean Coal Investments -

•

We have investments in limited liability companies that own 29 refined coal production plants which produce refined coal using proprietary technologies owned by Chem-Mod. We believe the production and sale of refined coal at these plants is qualified to receive refined coal tax credits under IRC Section 45. The fourteen plants which were placed in service prior to December 31, 2009 (which we refer to as the 2009 Era Plants) can receive tax credits through 2019 and the fifteen plants which were placed in service prior to December 31, 2011 (which we refer to as the 2011 Era Plants) can receive tax credits through 2021. We have sold co-investor majority ownership interests in seventeen plants. We also have agreements in principle with co-investors for the sale of majority ownership interests in five additional plants. We may sell ownership interests in some or all of the remaining plants to co-investors.

•

Twelve of the 2009 Era Plants and five of the 2011 Era Plants are owned by limited liability companies, which we have determined to be VIEs. We sold majority ownership interests in these limited liability companies and became a non-controlling, minority investor, effective March 1, 2010 for the 2009 Era Plants and effective January 1, 2012 for the 2011 Era Plants. The membership agreements for the operations of each of these entities contain provisions that preclude an individual member from being able to make major decisions that would denote control. As a result of these sale transactions, we deconsolidated these entities, and because we do not control the operations of these entities, we account for the investments using equity method accounting. At December 31, 2012, total assets and total liabilities of these VIEs were $99.0 million and $42.0 million, respectively. For 2012, total revenues and expenses were $650.0 million and $720.0 million, respectively. Each investor funds its portion of the operations of the limited liability companies in proportion to its investment ownership percentage. There are no additional debts that we are committed to fund related to these investments.

•

For all plants that are not under long-term production contracts, we estimate that we will invest, on average, an additional $5.0 million per plant to connect and house each of them. For those plants that will have majority ownership co-investors, the average additional investment will be $2.5 million. We plan to sell majority ownership interests in such plants to co-investors and relinquish control of the plants thereby becoming a non-controlling, minority investor. We are currently committed to fund an additional $4.3 million under engineering and construction contracts related to connecting and housing several plants. The investment table indicates funding commitments as of December 31, 2012. As of January 31, 2013 we have committed to fund an additional $0.5 million for construction contracts. With the refined coal plants that we plan to redeploy during the remainder of 2013, we estimate that we will invest another $30.0 million to $35.0 million before co-investor contributions. Subsequent to 2013, we estimate that we will invest an additional $25.0 million to $30.0 million to redeploy the remainder of the refined coal plants before co-investor contributions.

•

As of December 31, 2012, we have a promissory note from a co-investor as part of the consideration for the March 1, 2010 sale of ownership interests in three of the 2009 Era Plants. The note bears interest at 4.7% per annum and is due in installments through February 15, 2020. As of December 31, 2012, the carrying value of the note, including interest, was $8.5 million.

Other Investments - At December 31, 2012, we owned a non-controlling, minority interest in four venture capital funds totaling $3.0 million, a 20% non-controlling interest in an investment management company totaling $0.5 million, twelve certified low-income housing developments with zero carrying value and two real estate entities with zero carrying value. The low-income housing developments and real estate entities have been determined to be VIEs, but are not required to be consolidated due to our lack of control over their respective operations. At December 31, 2012, total assets and total debt of these VIEs were approximately $60.0 million and $20.0 million, respectively.